Accounts receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable
Customers	$ 12,787	$ 11,748
Allowance for doubtful accounts	(1,202)	(1,360)
Customers, net	11,585	10,388
Recoverable income taxes	140	1,519
Recoverable value-added tax and tax withholdings	1,146	651
Other	650	100
Accounts receivable	$ 13,521	$ 12,658